Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instruments [Abstract]
Schedule Of Long-Term Debt Instruments
The carrying value of long-term debt as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
4.70% Senior notes due 2021	$1,477.2	$1,474.7
6.875% Senior notes due 2020	1,024.8	1,040.6
3.25% Senior notes due 2016	996.5	995.1
8.50% Senior notes due 2019	600.5	616.4
7.875% Senior notes due 2040	382.6	383.8
7.20% Debentures due 2027	149.1	149.0
4.33% MARAD bonds due 2016	78.9	112.3
6.36% MARAD bonds due 2015	25.3	38.0
4.65% MARAD bonds due 2020	31.5	36.0
Total debt	4,766.4	4,845.9
Less current maturities	(47.5)	(47.5)
Total long-term debt	$4,718.9	$4,798.4

Aggregate Maturities Of Long-Term Debt
The aggregate maturities of our debt, excluding net unamortized premiums of $283.7 million, as of December 31, 2013 were as follows (in millions):

2014	$47.5
2015	47.5
2016	1,019.7
2017	4.5
2018	4.5
Thereafter	3,359.0
Total	$4,482.7